PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of carrying value of property, plant and equipment
Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2020
Cost
Balance at beginning of the year		107,285.1	82,046.6	23,209.5	2,029.0
Additions[1]		9,711.7	9,656.1	14.2	41.4
Change in estimates of rehabilitation assets[2]		(383.9)	(108.2)	(270.3)	(5.4)
Disposals		(62.9)	(42.5)	(20.4)	-
Derecognition of property, plant and equipment[3]		(1,968.3)	(1,905.2)	(63.1)	-
Transfers between classes of property, plant and equipment		-	(28.9)	28.9	-
Transfers to right-of-use assets		(1.7)	(1.7)	-	-
Assets derecognised on loss with dilution of interest in joint operation		(37.0)	(0.5)	(0.7)	(35.8)
Foreign currency translation		1,411.1	478.1	923.6	9.4
Balance at end of the year		115,954.1	90,093.8	23,821.7	2,038.6
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		49,804.9	43,877.5	4,302.6	1,624.8
Amortisation and depreciation	4	7,468.0	6,646.7	753.4	67.9
Impairment	10	0.5	-	-	0.5
Disposals		(60.4)	(41.1)	(19.3)	-
Derecognition of property, plant and equipment		(1,968.3)	(1,905.2)	(63.1)	-
Depreciation capitalised to inventory		117.1	117.1	-	-
Foreign currency translation		(7.7)	(38.2)	24.3	6.2
Balance at end of the year		55,354.1	48,656.8	4,997.9	1,699.4
Carrying value at end of the year		60,600.0	41,437.0	18,823.8	339.2

[1] During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R96.1 million

[2] Includes a decrease to the environmental rehabilitation obligation of R317.6 million, decrease to the right of recoverability liability of R40.3 million and an increase to the right of recoverability asset of R26.0 million

[3] During the year, short-term ore reserve development, which was capitalised up to 31 December 2018 and fully depreciated by 2020, was derecognised as no future economic benefits are expected from its use

Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2019
Cost
Balance at beginning of the year		99,994.6	72,811.2	25,095.3	2,088.1
Additions[1]		7,803.0	7,790.9	0.4	11.7
Change in estimates of rehabilitation assets[2]	30	101.0	(99.4)	200.4	-
Disposals		(281.8)	(281.2)	(0.6)	-
Derecognition of property, plant and equipment[3]		(2,409.9)	(695.0)	(1,714.9)	-
Transfers between classes of property, plant and equipment		-	(94.9)	94.9	-
Transfers to right-of-use assets		(18.8)	(18.8)	-	-
Assets acquired on acquisition of subsidiaries	16.1	3,158.6	3,152.1	6.5	-
Assets derecognised on loss of control of subsidiary		(62.7)	-	-	(62.7)
Foreign currency translation		(998.9)	(518.3)	(472.5)	(8.1)
Balance at end of the year		107,285.1	82,046.6	23,209.5	2,029.0
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		45,436.4	38,576.2	5,276.4	1,583.8
Amortisation and depreciation	4	7,102.4	6,275.2	788.2	39.0
Impairment	10	5.1	-	-	5.1
Disposals		(257.4)	(257.4)	-	-
Derecognition of property, plant and equipment		(2,409.9)	(695.0)	(1,714.9)	-
Transfers to right-of-use assets		(15.5)	(15.5)	-	-
Depreciation capitalised to inventory		111.4	111.4	-	-
Foreign currency translation		(167.6)	(117.4)	(47.1)	(3.1)
Balance at end of the year		49,804.9	43,877.5	4,302.6	1,624.8
Carrying value at end of the year		57,480.2	38,169.1	18,906.9	404.2

[1]  During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R85.5 million

[2] Includes an increase to the environmental rehabilitation obligation of R105.1 million, decrease to the right of recoverability liability of R11.1 million and a decrease to the right of recoverability asset of R7.0 million

[3] During the year, short-term ore reserve development, which was capitalised up to 31 December 2017 and fully depreciated by 2019, was derecognised as no future economic benefits are expected from its use

Figures in million - SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2018
Cost
Balance at beginning of the year		101,720.7	76,529.2	21,807.9	3,383.6
Additions[1]		7,107.5	7,034.6	(0.5)	73.4
Change in estimates of rehabilitation assets	30	618.8	-	618.8	-
Disposals		(171.2)	(168.1)	(3.1)	-
Derecognition of property, plant and equipment[2]		(14,416.4)	(14,287.7)	(128.7)	-
Transfers between classes of property, plant and equipment		-	192.8	134.5	(327.3)
Assets acquired on acquisition of subsidiaries	16.4	1,443.2	1,325.0	50.0	68.2
Assets derecognised on loss of control of subsidiary		(1,322.3)	(12.5)	-	(1,309.8)
Foreign currency translation		5,014.3	2,197.9	2,616.4	200.0
Balance at end of the year		99,994.6	72,811.2	25,095.3	2,088.1
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		50,276.1	44,308.9	4,471.0	1,496.2
Amortisation and depreciation	4	6,640.6	5,900.8	739.8	-
Impairment	10	2,603.3	2,461.5	70.8	71.0
Disposals		(77.2)	(75.9)	(1.3)	-
Derecognition of property, plant and equipment[2]		(14,416.4)	(14,287.7)	(128.7)	-
Assets derecognised on loss of control of subsidiary		(10.9)	(10.9)	-	-
Foreign currency translation		420.9	279.5	124.8	16.6
Balance at end of the year		45,436.4	38,576.2	5,276.4	1,583.8
Carrying value at end of the year		54,558.2	34,235.0	19,818.9	504.3

[1]  During the year, amortisation and depreciation on assets used in the development of the Burnstone project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R26.8 million

[2]  During the year, short-term ore reserve development, which was capitalised up to 31 December 2016 and fully depreciated by 2018, was derecognised as no future economic benefits are expected from its use placehold